EQUITY - Schedule Of Authorized Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Issued (repurchased)
Number of Common Shares Held by the Company	38,928,757	34,000,896	38,928,757	34,000,896	37,538,531	30,569,215
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	955,311,717	956,988,539	955,142,841	958,773,120
Issued (repurchased)
Repurchases (in shares)	(1,176,680)	(11,496)	(2,142,808)	(5,243,120)
Long-term share ownership plans (in shares)	1,694,347	449,598	2,787,243	3,845,693
Dividend reinvestment plan and others (in shares)	35,812	55,656	77,920	106,604
Ending balance (in shares)	955,865,196	957,482,297	955,865,196	957,482,297